Schedule of Investments (unaudited) December 31, 2020	iShares® Russell Top 200 Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 0.9%
Lockheed Martin Corp.	56,420	$20,027,972
Northrop Grumman Corp.	32,668	9,954,593

		29,982,565

Air Freight & Logistics — 0.5%
United Parcel Service Inc., Class B	107,870	18,165,308

Automobiles — 3.5%
Tesla Inc.(a)	172,549	121,762,653

Beverages — 2.1%
Coca-Cola Co. (The)	517,900	28,401,636
Monster Beverage Corp.(a)	84,055	7,773,406
PepsiCo Inc.	232,608	34,495,767

		70,670,809

Biotechnology — 2.9%
AbbVie Inc.	378,140	40,517,701
Amgen Inc.	132,929	30,563,036
Biogen Inc.(a)	10,599	2,595,271
Regeneron Pharmaceuticals Inc.(a)	22,051	10,653,059
Vertex Pharmaceuticals Inc.(a)	59,113	13,970,766

		98,299,833

Capital Markets — 0.8%
Intercontinental Exchange Inc.	44,466	5,126,485
Moody’s Corp.	37,020	10,744,685
S&P Global Inc.	32,395	10,649,208

		26,520,378

Chemicals — 0.5%
Air Products & Chemicals Inc.	6,587	1,799,700
Ecolab Inc.	11,298	2,444,435
Sherwin-Williams Co. (The)	18,761	13,787,647

		18,031,782

Commercial Services & Supplies — 0.0%
Waste Management Inc.	12,409	1,463,393

Entertainment — 1.8%
Activision Blizzard Inc.	68,713	6,380,002
Electronic Arts Inc.	9,052	1,299,867
Netflix Inc.(a)	96,979	52,439,455

		60,119,324

Equity Real Estate Investment Trusts (REITs) — 1.7%
American Tower Corp.	100,610	22,582,920
Crown Castle International Corp.	88,288	14,054,567
Equinix Inc.	20,260	14,469,287
Public Storage	22,400	5,172,832
SBA Communications Corp.	3,413	962,910

		57,242,516

Food & Staples Retailing — 1.1%
Costco Wholesale Corp.	88,956	33,516,842
Sysco Corp.	78,591	5,836,167

		39,353,009

Health Care Equipment & Supplies — 2.0%
Abbott Laboratories	151,269	16,562,443
Baxter International Inc.	48,607	3,900,225
DexCom Inc.(a)(b)	20,958	7,748,592
Edwards Lifesciences Corp.(a)	140,509	12,818,636
Intuitive Surgical Inc.(a)	26,384	21,584,750

Security	Shares	Value

Health Care Equipment & Supplies (continued)
Stryker Corp.	25,743	$6,308,065

		68,922,711

Health Care Providers & Services — 2.5%
Anthem Inc.	14,578	4,680,850
Centene Corp.(a)	38,604	2,317,398
Cigna Corp.	21,828	4,544,153
HCA Healthcare Inc.	31,625	5,201,047
Humana Inc.	11,466	4,704,156
UnitedHealth Group Inc.	179,157	62,826,777

		84,274,381

Hotels, Restaurants & Leisure — 0.7%
Las Vegas Sands Corp.	33,135	1,974,846
McDonald’s Corp.	24,267	5,207,213
Starbucks Corp.	153,790	16,452,454
Yum! Brands Inc.	5,147	558,758

		24,193,271

Household Products — 1.0%
Procter & Gamble Co. (The)	248,746	34,610,518

Industrial Conglomerates — 0.5%
3M Co.	84,539	14,776,572
Roper Technologies Inc.	3,256	1,403,629

		16,180,201

Insurance — 0.7%
Aon PLC, Class A	51,689	10,920,335
Marsh & McLennan Companies Inc.	89,617	10,485,189
Progressive Corp. (The)	38,349	3,791,949

		25,197,473

Interactive Media & Services — 9.7%
Alphabet Inc., Class A(a)	53,156	93,163,332
Alphabet Inc., Class C, NVS(a)	51,488	90,200,797
Facebook Inc., Class A(a)	547,945	149,676,656

		333,040,785

Internet & Direct Marketing Retail — 10.0%
Amazon.com Inc.(a)	96,759	315,137,290
Booking Holdings Inc.(a)	9,314	20,744,793
eBay Inc.	136,800	6,874,200

		342,756,283

IT Services — 8.6%
Accenture PLC, Class A	145,547	38,018,332
Automatic Data Processing Inc.	84,273	14,848,903
Cognizant Technology Solutions Corp., Class A	8,755	717,472
Fiserv Inc.(a)	38,630	4,398,412
Mastercard Inc., Class A	201,310	71,855,591
PayPal Holdings Inc.(a)	267,880	62,737,496
Square Inc., Class A(a)	84,196	18,324,418
Visa Inc., Class A	385,281	84,272,513

		295,173,137

Life Sciences Tools & Services — 1.1%
Illumina Inc.(a)	33,425	12,367,250
Thermo Fisher Scientific Inc.	52,883	24,631,844

		36,999,094

Machinery — 0.2%
Illinois Tool Works Inc.	31,792	6,481,753

Media — 0.6%
Charter Communications Inc., Class A(a)	29,833	19,736,021

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Schedule of Investments (unaudited) (continued) December 31, 2020	iShares® Russell Top 200 Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Multiline Retail — 0.4%
Dollar General Corp.	57,352	$12,061,126

Personal Products — 0.3%
Estee Lauder Companies Inc. (The), Class A	45,272	12,050,954

Pharmaceuticals — 3.3%
Bristol-Myers Squibb Co.	187,354	11,621,569
Eli Lilly & Co.	192,301	32,468,101
Johnson & Johnson	80,554	12,677,588
Merck & Co. Inc.	504,191	41,242,824
Zoetis Inc.	98,021	16,222,475

		114,232,557

Road & Rail — 0.8%
Uber Technologies Inc.(a)	242,431	12,363,981
Union Pacific Corp.	78,906	16,429,807

		28,793,788

Semiconductors & Semiconductor Equipment — 6.5%
Advanced Micro Devices Inc.(a)	254,077	23,301,402
Analog Devices Inc.	10,181	1,504,039
Applied Materials Inc.	208,893	18,027,466
Broadcom Inc.	85,436	37,408,153
Lam Research Corp.	33,050	15,608,523
NVIDIA Corp.	134,707	70,343,995
QUALCOMM Inc.	256,927	39,140,259
Texas Instruments Inc.	104,245	17,109,732

		222,443,569

Software — 17.2%
Adobe Inc.(a)	109,712	54,869,165
Atlassian Corp. PLC, Class A(a)	29,911	6,995,286
Autodesk Inc.(a)	33,495	10,227,363
Intuit Inc.	57,457	21,825,041
Microsoft Corp.	1,708,795	380,070,184
Oracle Corp.	378,387	24,477,855
salesforce.com Inc.(a)	185,461	41,270,636
ServiceNow Inc.(a)	44,357	24,415,424
VMware Inc., Class A(a)(b)	18,453	2,588,218
Workday Inc., Class A(a)	40,131	9,615,789
Zoom Video Communications Inc., Class A(a)	38,096	12,850,543

		589,205,504

Specialty Retail — 2.4%
Home Depot Inc. (The)	122,653	32,579,090
Lowe’s Companies Inc.	172,520	27,691,185

Security	Shares	Value

Specialty Retail (continued)
Ross Stores Inc.	64,358	$7,903,806
TJX Companies Inc. (The)	222,214	15,174,994

		83,349,075

Technology Hardware, Storage & Peripherals — 14.2%
Apple Inc.	3,682,612	488,645,786
Dell Technologies Inc., Class C(a)	3,513	257,468

		488,903,254

Textiles, Apparel & Luxury Goods — 1.2%
Nike Inc., Class B	279,695	39,568,452

Thrifts & Mortgage Finance — 0.0%
Rocket Companies Inc., Class A(a)(b)	11,963	241,892

Tobacco — 0.2%
Altria Group Inc.	184,823	7,577,743

Total Common Stocks — 99.9% (Cost: $2,205,786,311)		3,427,605,112

Short-Term Investments

Money Market Funds — 0.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.18%(c)(d)(e)	6,028,205	6,031,822
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(c)(d)	3,846,000	3,846,000

		9,877,822

Total Short-Term Investments — 0.3% (Cost: $9,877,822)		9,877,822

Total Investments in Securities — 100.2% (Cost: $2,215,664,133)		3,437,482,934

Other Assets, Less Liabilities — (0.2)%		(5,161,602)

Net Assets — 100.0%		$3,432,321,332

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

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Schedule of Investments (unaudited) (continued) December 31, 2020	iShares® Russell Top 200 Growth ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/20	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/20	Shares Held at 12/31/20	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$8,964,457	$—		$(2,915,130	)(a)	$(10,351)	$(7,154)	$6,031,822	6,028,205	$47,650	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	2,976,000	870,000	(a)	—		—	—	3,846,000	3,846,000	5,269		—

						$(10,351)	$(7,154)	$9,877,822		$52,919		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
S&P 500 E-Mini Index	22	03/19/21	$4,124	$73,317

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$3,427,605,112	$—	$—	$3,427,605,112
Money Market Funds	9,877,822	—	—	9,877,822

	$3,437,482,934	$—	$—	$3,437,482,934

Derivative financial instruments(a)
Assets
Futures Contracts	$73,317	$—	$—	$73,317

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares

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